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                                     [LETTERHEAD]


                                  November 25, 1996




Securities and Exchange Commission
450 Fifth Street N.W.                       ELECTRONICALLY FILED VIA EDGAR
Washington, D.C.  20549


    Re:  Piper Funds Inc.
         File Nos. 33-10261 and 811-4905


Dear Sir or Madam:

         Pursuant to Rule 497(j), Piper Funds Inc. certifies that:

         (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #31 filed November 18, 1996); and

         (2) the text of the most recent amendment to the registration statement has been filed electronically.


                                            Very truly yours,

                                            /s/ Bethany Brand
                                            Bethany S. Brand

cc: Kathleen Prudhomme
    Kathleen Gorman